Amundi Climate Transition Core Bond Fund
Schedule of Investments  |  April 30, 2024

A: CTBAX	C: ACTCX	K: ACTKX	Y: CTCYX

Schedule of Investments  |  4/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.9%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets(a)*
	Building & Construction Products — 0.1%
5,000(b)	MI Windows and Doors LLC, 2024 Incremental Term Loan, 3/28/31	$ 5,028
	Total Building & Construction Products	$5,028

	Containers-Paper & Plastic — 0.0%†
5,000(b)	LC Ahab US Bidco LLC, Term Loan B, 4/11/31	$ 5,019
	Total Containers-Paper & Plastic	$5,019

	Total Senior Secured Floating Rate Loan Interests (Cost $9,950)	$10,047

	Asset Backed Securities — 6.1% of Net Assets
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class C, 6.36%, 12/20/29 (144A)	$ 100,564
100,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 7.285% (1 Month Term SOFR + 196 bps), 8/15/34 (144A)	96,181
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-5A, Class C, 6.24%, 4/20/27 (144A)	99,263
100,000(c)	B2R Mortgage Trust, Series 2015-2, Class E, 5.994%, 11/15/48 (144A)	97,889
69,909	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	70,199
100,000	Dell Equipment Finance Trust, Series 2024-1, Class D, 6.12%, 9/23/30 (144A)	99,486
100,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.13%, 2/15/30	101,928
21,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.18%, 8/15/29 (144A)	21,451
100,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	99,120
99,818	Progress Residential Trust, Series 2021-SFR7, Class A, 1.692%, 8/17/40 (144A)	84,832
88,950(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.57% (PRIME + 7 bps), 4/25/48 (144A)	90,232
1Amundi Climate Transition Core Bond Fund | 4/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
159,191(a)	STAR Trust, Series 2021-SFR1, Class A, 6.035% (1 Month Term SOFR + 71 bps), 4/17/38 (144A)	$ 157,899
100,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54 (144A)	97,562
	Total Asset Backed Securities (Cost $1,206,712)	$1,216,606

	Collateralized Mortgage Obligations—2.1% of Net Assets
30,208(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 6.18% (SOFR30A + 85 bps), 12/25/41 (144A)	$ 30,151
50,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.28% (SOFR30A + 195 bps), 3/25/44 (144A)	50,079
68,294(c)	Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2016-1, Class M2, 3.75%, 9/25/55 (144A)	60,223
100,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M2, 7.13% (SOFR30A + 180 bps), 11/25/41 (144A)	100,703
100,000(c)	Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	93,314
88,131(c)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	71,992
	Total Collateralized Mortgage Obligations (Cost $399,002)	$406,462

	Commercial Mortgage-Backed Securities—5.4% of Net Assets
100,000	BX Trust, Series 2019-OC11, Class A, 3.202%, 12/9/41 (144A)	$ 87,131
476,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG04, Class A2, 1.487%, 11/25/30	382,285
500,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series KG06, Class A2, 1.777%, 10/25/31	399,674
250,000	SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41 (144A)	199,675
	Total Commercial Mortgage-Backed Securities (Cost $1,151,191)	$1,068,765

	Corporate Bonds — 42.5% of Net Assets
	Aerospace & Defense — 0.6%
100,000	Boeing Co., 5.805%, 5/1/50	$ 88,492
20,000(d)	Boeing Co., 6.858%, 5/1/54 (144A)	20,054
15,000(d)	Boeing Co., 7.008%, 5/1/64 (144A)	15,014
	Total Aerospace & Defense	$123,560

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Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — 5.1%
50,000	American Honda Finance Corp., 5.65%, 11/15/28	$ 50,682
20,000	Cummins, Inc., 5.15%, 2/20/34	19,635
30,000	Cummins, Inc., 5.45%, 2/20/54	28,879
150,000	Daimler Truck Finance North America LLC, 5.125%, 1/19/28 (144A)	147,910
105,000	Ford Motor Co., 6.10%, 8/19/32	102,997
105,000	General Motors Co., 5.60%, 10/15/32	103,187
45,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	44,705
40,000	Hyundai Capital America, 5.80%, 6/26/25 (144A)	39,955
120,000	Hyundai Capital America, 6.375%, 4/8/30 (144A)	123,231
150,000	Mercedes-Benz Finance North America LLC, 4.85%, 1/11/29 (144A)	146,926
200,000	Volkswagen Group of America Finance LLC, 5.90%, 9/12/33 (144A)	199,090
	Total Auto Manufacturers	$1,007,197

	Banks — 18.8%
200,000	Banco Bilbao Vizcaya Argentaria S.A., 5.381%, 3/13/29	$ 197,940
300,000(c)	Bank of America Corp., 1.658% (SOFR + 91 bps), 3/11/27	278,355
120,000(c)	Bank of America Corp., 2.687% (SOFR + 132 bps), 4/22/32	98,872
300,000(c)	Bank of New York Mellon Corp., 4.543% (SOFR + 117 bps), 2/1/29	290,969
150,000	Bank of Nova Scotia, 4.75%, 2/2/26	147,979
200,000(c)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	200,535
200,000(c)	BNP Paribas S.A., 5.125% (1 Year CMT Index + 145 bps), 1/13/29 (144A)	196,937
100,000	Citigroup, Inc., 4.45%, 9/29/27	96,237
26,000(c)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	25,464
10,000(c)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	10,028
200,000	Federation des Caisses Desjardins du Quebec, 5.25%, 4/26/29 (144A)	196,430
100,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 156 bps), 5/1/29	94,888
200,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	214,800
100,000(c)	JPMorgan Chase & Co., 5.717% (SOFR + 258 bps), 9/14/33	99,623
15,000(c)	JPMorgan Chase & Co., 5.766% (SOFR + 149 bps), 4/22/35	15,010
250,000	KeyBank N.A., 5.00%, 1/26/33	224,186
130,000(c)	Morgan Stanley, 2.484% (SOFR + 136 bps), 9/16/36	100,283
10,000(c)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	10,010
30,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	29,158
3Amundi Climate Transition Core Bond Fund | 4/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
200,000(c)	NatWest Group Plc, 5.847% (1 Year CMT Index + 135 bps), 3/2/27	$ 199,855
200,000(c)	Standard Chartered Plc, 6.097% (1 Year CMT Index + 210 bps), 1/11/35 (144A)	199,771
200,000	Sumitomo Mitsui Financial Group, Inc., 5.52%, 1/13/28	200,361
20,000(c)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	19,591
200,000(c)	UBS Group AG, 5.711% (1 Year CMT Index + 155 bps), 1/12/27 (144A)	199,477
300,000(c)	US Bancorp, 4.653% (SOFR + 123 bps), 2/1/29	289,142
100,000(c)	Wells Fargo & Co., 3.526% (SOFR + 151 bps), 3/24/28	94,366
	Total Banks	$3,730,267

	Beverages — 0.5%
100,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	$ 93,086
	Total Beverages	$93,086

	Biotechnology — 0.2%
35,000	Amgen, Inc., 5.25%, 3/2/33	$ 34,236
	Total Biotechnology	$34,236

	Building Materials — 0.7%
10,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 9,931
130,000	Trane Technologies Financing, Ltd., 5.25%, 3/3/33	127,880
	Total Building Materials	$137,811

	Commercial Services — 0.8%
40,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	$ 39,721
130,000	S&P Global, Inc., 5.25%, 9/15/33 (144A)	128,830
	Total Commercial Services	$168,551

	Diversified Financial Services — 3.2%
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	$ 138,590
155,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	129,401
100,000(c)	Ally Financial, Inc., 6.848% (SOFR + 282 bps), 1/3/30	101,040
50,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	48,978
150,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	151,116
30,000(c)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	29,872
35,000	Jefferies Financial Group, Inc., 6.20%, 4/14/34	34,600
	Total Diversified Financial Services	$633,597

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Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — 1.5%
100,000	Ameren Corp., 5.70%, 12/1/26	$ 100,235
100,000	Duke Energy Progress LLC, 5.10%, 3/15/34	96,513
100,000	Eversource Energy, 5.45%, 3/1/28	99,210
	Total Electric	$295,958

	Hand & Machine Tools — 0.4%
85,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 85,364
	Total Hand & Machine Tools	$85,364

	Healthcare-Products — 0.3%
45,000	Medtronic Global Holdings SCA, 4.50%, 3/30/33	$ 42,390
20,000	Smith & Nephew Plc, 5.40%, 3/20/34	19,278
	Total Healthcare-Products	$61,668

	Healthcare-Services — 0.1%
10,000	Humana, Inc., 5.375%, 4/15/31	$ 9,750
	Total Healthcare-Services	$9,750

	Insurance — 1.0%
40,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	$ 33,127
80,000	New York Life Global Funding, 4.55%, 1/28/33 (144A)	74,782
100,000	New York Life Global Funding, 4.85%, 1/9/28 (144A)	98,201
	Total Insurance	$206,110

	Lodging — 0.1%
30,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	$ 29,576
	Total Lodging	$29,576

	Machinery-Diversified — 0.7%
40,000	CNH Industrial Capital LLC, 4.55%, 4/10/28	$ 38,504
45,000	CNH Industrial Capital LLC, 5.50%, 1/12/29	44,846
50,000	John Deere Capital Corp., 5.10%, 4/11/34	49,096
	Total Machinery-Diversified	$132,446

	Mining — 0.1%
20,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.35%, 3/15/34 (144A)	$ 19,509
	Total Mining	$19,509

	Oil & Gas — 0.9%
175,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 174,632
	Total Oil & Gas	$174,632

5Amundi Climate Transition Core Bond Fund | 4/30/24

Principal Amount USD ($)		Value
	Pharmaceuticals — 2.8%
130,000	AbbVie, Inc., 4.50%, 5/14/35	$ 120,000
100,000	Cencora, Inc., 5.125%, 2/15/34	96,617
300,000	Cigna Group, 4.375%, 10/15/28	286,905
5,000	CVS Health Corp., 5.25%, 1/30/31	4,905
55,000	CVS Health Corp., 5.25%, 2/21/33	53,136
	Total Pharmaceuticals	$561,563

	Pipelines — 0.5%
100,000	EnLink Midstream LLC, 6.50%, 9/1/30 (144A)	$ 101,255
	Total Pipelines	$101,255

	REITs — 2.2%
10,000	Essex Portfolio LP, 5.50%, 4/1/34	$ 9,676
41,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	27,492
100,000	Simon Property Group LP , 5.50%, 3/8/33	98,755
170,000	Sun Communities Operating LP, 5.50%, 1/15/29	167,063
35,000	Sun Communities Operating LP , 5.70%, 1/15/33	33,841
100,000	Weyerhaeuser Co., 4.75%, 5/15/26	98,446
	Total REITs	$435,273

	Retail — 1.2%
100,000	AutoZone, Inc., 4.50%, 2/1/28	$ 96,754
100,000	Lowe's Cos., Inc., 5.15%, 7/1/33	97,629
50,000	O'Reilly Automotive, Inc., 5.75%, 11/20/26	50,308
	Total Retail	$244,691

	Semiconductors — 0.5%
120,000	Broadcom, Inc., 3.469%, 4/15/34 (144A)	$ 99,424
	Total Semiconductors	$99,424

	Telecommunications — 0.3%
60,000	Verizon Communications, Inc., 5.05%, 5/9/33	$ 58,032
	Total Telecommunications	$58,032

	Total Corporate Bonds (Cost $8,534,558)	$8,443,556

	Insurance-Linked Securities — 5.0% of Net Assets#
	Event Linked Bonds — 5.0%
	Multiperil – U.S. — 1.2%
250,000(a)	Sanders Re III, 8.99%, (3 Month U.S. Treasury Bill + 361 bps), 4/7/26 (144A)	$ 241,800
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Schedule of Investments  |  4/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — 1.2%
250,000(a)	Everglades Re II, 13.004%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	$ 250,000
	Windstorm – Texas — 1.3%
250,000(a)	Alamo Re, 12.56%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 251,000
	Windstorm – U.S. — 1.3%
250,000(a)	Gateway Re, 15.38%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	$ 257,975
	Total Event Linked Bonds	$1,000,775

	Total Insurance-Linked Securities (Cost $990,573)	$1,000,775

	Foreign Government Bond — 4.0% of Net Assets
	Supranational — 4.0%
850,000	European Investment Bank, 2.125%, 4/13/26	$ 803,374
	Total Supranational	$803,374

	Total Foreign Government Bond (Cost $823,018)	$803,374

	U.S. Government and Agency Obligations — 33.7% of Net Assets
753,712	Federal Home Loan Mortgage Corp., 1.500%, 3/1/37	$ 634,410
243,861	Federal Home Loan Mortgage Corp., 2.500%, 8/1/51	193,796
799,424	Federal Home Loan Mortgage Corp., 2.500%, 3/1/52	634,068
761,747	Federal Home Loan Mortgage Corp., 3.000%, 4/1/42	648,838
754,829	Federal Home Loan Mortgage Corp., 3.500%, 6/1/52	651,262
680,838	Federal Home Loan Mortgage Corp., 5.000%, 2/1/53	645,317
706,391	Federal Home Loan Mortgage Corp., 5.500%, 2/1/53	687,663
840,543	Federal National Mortgage Association, 2.000%, 2/1/52	636,735
514,791	Federal National Mortgage Association, 2.500%, 7/1/37	455,905
753,250	Federal National Mortgage Association, 2.500%, 4/1/52	597,010
250,000	Federal National Mortgage Association, 3.010%, 8/1/34	205,980
500,000	Federal National Mortgage Association, 3.190%, 6/1/29	457,678
7Amundi Climate Transition Core Bond Fund | 4/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
120,000(e)	U.S. Treasury Bills, 5/7/24	$ 119,894
163,905	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	132,701
	Total U.S. Government and Agency Obligations (Cost $7,225,032)	$6,701,257

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.9% (Cost $20,340,036)	$19,650,842
	OTHER ASSETS AND LIABILITIES — 1.1%	$212,642
	net assets — 100.0%	$19,863,484

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2024, the value of these securities amounted to $5,460,470, or 27.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2024.
(b)	This term loan will settle after April 30, 2024, at which time the interest rate will be determined.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2024.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2024.
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Schedule of Investments  |  4/30/24
(unaudited) (continued)
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/24/2024	$250,750	$251,000
Everglades Re II	10/25/2023	250,250	250,000
Gateway Re	7/14/2023	250,000	257,975
Sanders Re III	10/2/2023	239,573	241,800
Total Restricted Securities			$1,000,775
% of Net assets			5.0%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
40	U.S. 5 Year Note (CBT)	6/28/24	$4,268,503	$4,189,688	$(78,815)
11	U.S. Ultra Bond (CBT)	6/18/24	1,404,967	1,315,187	(89,780)
			$5,673,470	$5,504,875	$(168,595)
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
1	U.S. 10 Year Note (CBT)	6/18/24	$(108,544)	$(107,438)	$1,106
TOTAL FUTURES CONTRACTS			$5,564,926	$5,397,437	$(167,489)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
9Amundi Climate Transition Core Bond Fund | 4/30/24

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$10,047	$—	$10,047
Asset Backed Securities	—	1,216,606	—	1,216,606
Collateralized Mortgage Obligations	—	406,462	—	406,462
Commercial Mortgage-Backed Securities	—	1,068,765	—	1,068,765
Corporate Bonds	—	8,443,556	—	8,443,556
Insurance-Linked Securities
Event Linked Bonds	—	1,000,775	—	1,000,775
Foreign Government Bond	—	803,374	—	803,374
U.S. Government and Agency Obligations	—	6,701,257	—	6,701,257
Total Investments in Securities	$—	$19,650,842	$—	$19,650,842
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(167,489)	$—	$—	$(167,489)
Total Other Financial Instruments	$(167,489)	$—	$—	$(167,489)
During the period ended April 30, 2024, there were no transfers in or out of Level 3.
Amundi Climate Transition Core Bond Fund | 4/30/2410